Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Shareholders' Equity

16.    SHAREHOLDERS’ EQUITY

Ordinary Shares

The authorized share capital consisted of 870,400,000 ordinary shares at a par value of US$0.00005 per share, of which 825,000,000 shares were designated as Class A ordinary shares, 35,400,000 as Class B ordinary shares, and 10,000,000 shares designated as preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. The number of Class B ordinary shares transferred to Class A ordinary shares was 225,079, 45,000 and nil in the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, there were 27,113,541 and 7,492,921 Class A and Class B ordinary shares outstanding, respectively. As of December 31, 2014 and 2015, there were no preferred shares issued and outstanding.

On July 30, 2015, the Company announced a share repurchase program in which the Company proposed to acquire up to an aggregate of US$1.00 billion of its shares over the next 12 months. On October 30, 2015, the Company announced another share repurchase program under which the Company proposed to acquire up to an aggregate of US$2.00 billion of its shares over the next 24 months in the open market or through privately negotiated transactions, depending on market conditions and in accordance with applicable rules and regulations. The Company repurchased 603,726 Class A ordinary shares from the open market with an aggregate purchase price of US$990.16 million during the year ended December 31, 2015. The repurchased shares were cancelled under Cayman Islands law upon repurchase and the difference between the par value and the repurchase price was debited to retained earnings.

Retained Earnings

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s PRC subsidiaries, being foreign invested enterprises established in China, are required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. Each of the Company’s PRC subsidiaries is required to allocate at least 10% of its after-tax profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the Company’s subsidiaries.

In accordance with the China Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. Each of the Company’s VIEs is required to allocate at least 10% of its after-tax profits to the statutory surplus fund until such fund has reached 50% of its respective registered capital. Appropriations to the statutory public welfare fund and the discretionary surplus fund are made at the discretion of the Company’s VIEs.

General reserve and statutory surplus funds are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
PRC statutory reserve funds	375,193	417,911	64,514
Unreserved retained earnings	47,326,133	74,241,444	11,460,904

Total retained earnings	47,701,326	74,659,355	11,525,418

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB7.54 billion and RMB10.58 billion (US$1.63 billion) as of December 31, 2014 and 2015, respectively.

Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for- sale investments	Total
	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2012	(89,714)	11,436	(78,278)

Other comprehensive income before reclassification	185,389	73,599	258,988
Amounts reclassified from accumulated other comprehensive income	—	(62,132)	(62,132)

Net current-period other comprehensive income	185,389	11,467	196,856
Other comprehensive loss attribute to noncontrolling interests and redeemable noncontrolling interests	62,680	—	62,680

Balance at December 31, 2013	158,355	22,903	181,258

Other comprehensive income (loss) before reclassification	(422,925)	27,327	(395,598)
Amounts reclassified from accumulated other comprehensive income	—	(45,025)	(45,025)

Net current-period other comprehensive loss	(422,925)	(17,698)	(440,623)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(20,153)	—	(20,153)

Balance at December 31, 2014	(284,723)	5,205	(279,518)

Other comprehensive income (loss) before reclassification	(644,896)	489,010	(155,886)
Amounts reclassified from accumulated other comprehensive income	—	(194,451)	(194,451)

Net current-period other comprehensive income (loss)	(644,896)	294,559	(350,337)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(176,201)	—	(176,201)

Balance at December 31, 2015	(1,105,820)	299,764	(806,056)

Balance at December 31, 2015, in US$	(170,709)	46,276	(124,434)

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale investments upon their sales, which were then recorded in “Other income, net” in the consolidated statements of comprehensive income. The amounts reclassified were determined on the basis of specific identification.

The following table sets forth the tax effect allocated to each component of other comprehensive income for the years ended December 31, 2014 and 2015:

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
		(In thousands)
Unrealized gains on available-for-sale investments
Unrealized holding (losses) gains during the year	(1,157)	1,680	(68,303)	(10,544)
Reclassified for gains realized	—	—	28,885	4,459

Net unrealized (losses) gains	(1,157)	1,680	(39,418)	(6,085)
Foreign currency translation adjustment	—	—	—	—

Other comprehensive (loss) income	(1,157)	1,680	(39,418)	(6,085)